Consolidated statement of cash flows - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit before tax from continuing operations	₽ 20,616	₽ 14,365	₽ 11,954
Loss before tax from discontinued operations		(2,509)	(5,575)
Profit before tax	20,616	11,856	6,379
Adjustments to reconcile profit before tax to net cash flows generated from operating activities
Depreciation and amortization	1,130	1,266	1,324
Foreign exchange loss/(gain), net	29	224	172
Interest income, net	(3,040)	(2,693)	(2,901)
Credit loss expense	336	870	642
Share of (gain) / loss of an associate and a joint venture	(306)	(663)	(258)
Loss from sale of Sovest loans' portfolio		712
Share-based payments	8	43	464
Gain on disposal of an associate	(8,177)
Impairment of non-current assets	24	134	792
Loss from initial recognition		27	273
Other	(100)	1	122
(Increase)/decrease in trade and other receivables	394	(854)	1,256
(Increase)/decrease in other assets	(175)	(308)	39
Increase/(decrease) in customer accounts and amounts due to banks	(4,670)	(10,240)	3,528
Increase/(decrease) in accounts payable and accruals	(6,228)	1,242	976
Increase in other liabilities	1,491
(Increase)/decrease in loans issued from banking operations	(5,720)	4,023	(5,159)
Cash flows generated from operations	(4,388)	5,640	7,649
Interest received	3,538	3,391	3,694
Interest paid	(559)	(508)	(333)
Income tax paid	(3,101)	(2,421)	(1,771)
Net cash flow generated from/(used in) operating activities	(4,510)	6,102	9,239
Investing activities
Proceeds from sale of an associate	4,947
Cash paid as investments in associates and joint ventures			(200)
Cash received upon /(used in) business combination	(501)	(141)	(354)
Purchase of property and equipment	(302)	(260)	(858)
Purchase of intangible assets	(213)	(176)	(443)
Proceeds from sale of fixed and intangible assets	11	124	196
Loans issued	(25)	(16)	(444)
Repayment of loans issued	162	51	412
Purchase of debt securities	(10,584)	(4,444)	(5,405)
Proceeds from sale and redemption of debt securities	3,737	3,230	2,213
Dividends received from an associate	532	153
Net cash used in investing activities	(2,236)	(1,479)	(4,883)
Financing activities
Proceeds/(repayment) from/(of) debt	(1,854)	4,921	1,545
Payment of principal portion of lease liabilities	(274)	(301)	(387)
Dividends paid to owners of the Group	(5,211)	(4,804)	(3,392)
Dividends paid to non-controlling shareholders	(78)	(74)	(43)
Other		(29)
Net cash used in financing activities	(7,417)	(287)	(2,277)
Effect of exchange rate changes on cash and cash equivalents	(186)	945	(944)
Net increase/(decrease) in cash and cash equivalents	(14,349)	5,281	1,135
Cash and cash equivalents at the beginning of year	47,382	42,101	40,966
Cash and cash equivalents at the end of year	₽ 33,033	₽ 47,382	₽ 42,101